Filed Pursuant to Rule 497(e)
                                                     1933 Act File No.333-29289
                                                      1940 Act File No.811-8255

                      THE WORLD FUNDS, INC. (the "Company")
                          CSI Equity Fund (the "Fund")
                        Supplement Dated August 11, 2004
                                to the Prospectus
                              Dated January 2, 2004

THIS SUPPLEMENT PROVIDES INFORMATION NOT CONTAINED IN THE CURRENT PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, The World Funds' address is:

8730 Stony Point Parkway
Suite 205
Richmond, Virginia 23235

Please mail/overnight all correspondence, new account applications, etc. to our new address.

The toll free numbers remain unchanged.

                       PLEASE RETAIN FOR FUTURE REFERENCE

                                                   Filed Pursuant to Rule 497(e)
                                                     1933 Act File No.333-29289
                                                      1940 Act File No.811-8255

                      THE WORLD FUNDS, INC. (the "Company")
                Dividend Capital Realty Income Fund (the "Fund")
                        Supplement Dated August 11, 2004
                                to the Prospectus
                             Dated December 15, 2003

THIS SUPPLEMENT PROVIDES INFORMATION NOT CONTAINED IN THE CURRENT PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, The World Funds' address is:

8730 Stony Point Parkway
Suite 205
Richmond, Virginia 23235

Please mail/overnight all correspondence, new account applications, etc. to our new address.

The toll free numbers remain unchanged.

                       PLEASE RETAIN FOR FUTURE REFERENCE

                                                   Filed Pursuant to Rule 497(e)
                                                     1933 Act File No.333-29289
                                                      1940 Act File No.811-8255

                      THE WORLD FUNDS, INC. (the "Company")
                            GenomicsFund (the "Fund")
                        Supplement Dated August 11, 2004
                                to the Prospectus
                              Dated January 2, 2004

THIS SUPPLEMENT PROVIDES INFORMATION NOT CONTAINED IN THE CURRENT PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, The World Funds' address is:

8730 Stony Point Parkway
Suite 205
Richmond, Virginia 23235

Please mail/overnight all correspondence, new account applications, etc. to our new address.

The toll free numbers remain unchanged.

                       PLEASE RETAIN FOR FUTURE REFERENCE

                                                   Filed Pursuant to Rule 497(e)
                                                     1933 Act File No.333-29289
                                                      1940 Act File No.811-8255

                      THE WORLD FUNDS, INC. (the "Company")
                          New Market Fund (the "Fund")
                        Supplement Dated August 11, 2004
                                to the Prospectus
                              Dated January 2, 2004

THIS SUPPLEMENT PROVIDES INFORMATION NOT CONTAINED IN THE CURRENT PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, The World Funds' address is:

8730 Stony Point Parkway
Suite 205
Richmond, Virginia 23235

Please mail/overnight all correspondence, new account applications, etc. to our new address.

The toll free numbers remain unchanged.

                       PLEASE RETAIN FOR FUTURE REFERENCE

                                                   Filed Pursuant to Rule 497(e)
                                                     1933 Act File No.333-29289
                                                      1940 Act File No.811-8255

                      THE WORLD FUNDS, INC. (the "Company")
                  Sand Hill Portfolio Manager Fund (the "Fund")
                        Supplement Dated August 11, 2004
                                to the Prospectus
                              Dated January 2, 2004

THIS SUPPLEMENT PROVIDES INFORMATION NOT CONTAINED IN THE CURRENT PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, The World Funds' address is:

8730 Stony Point Parkway
Suite 205
Richmond, Virginia 23235

Please mail/overnight all correspondence, new account applications, etc. to our new address.

The toll free numbers remain unchanged.

                       PLEASE RETAIN FOR FUTURE REFERENCE

                                                   Filed Pursuant to Rule 497(e)
                                                     1933 Act File No.333-29289
                                                      1940 Act File No.811-8255

                      THE WORLD FUNDS, INC. (the "Company")
                    Third Millennium Russia Fund (the "Fund")
                        Supplement Dated August 11, 2004
                                to the Prospectus
                              Dated January 2, 2004

THIS SUPPLEMENT PROVIDES INFORMATION NOT CONTAINED IN THE CURRENT PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, The World Funds' address is:

8730 Stony Point Parkway
Suite 205
Richmond, Virginia 23235

Please mail/overnight all correspondence, new account applications, etc. to our new address.

The toll free numbers remain unchanged.

                       PLEASE RETAIN FOR FUTURE REFERENCE